PROVISION FOR RECLAMATION AND REHABILITATION - Disclosure of detailed information about provision for reclamation and rehabilitation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	$ 8,745	$ 7,601
Accretion	655	576
Effects of movements in exchange rates	(1,425)	1,210
Change in estimates during the year	3,660	(642)
Provision for reclamation and rehabilitation, ending balance	11,635	8,745
Terronera, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	1,302	251
Accretion	0	0
Effects of movements in exchange rates	(125)	37
Change in estimates during the year	1,168	1,014
Provision for reclamation and rehabilitation, ending balance	2,345	1,302
Guanacevi, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	4,204	4,103
Accretion	372	313
Effects of movements in exchange rates	(735)	653
Change in estimates during the year	2,039	(865)
Provision for reclamation and rehabilitation, ending balance	5,884	4,204
Bolanitos, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	3,185	3,203
Accretion	283	263
Effects of movements in exchange rates	(566)	510
Change in estimates during the year	453	(791)
Provision for reclamation and rehabilitation, ending balance	3,361	3,185
Pitarrilla, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	54	44
Accretion	0	0
Effects of movements in exchange rates	(9)	10
Change in estimates during the year	0	0
Provision for reclamation and rehabilitation, ending balance	$ 45	$ 54